Other assets and liabilities	12 Months Ended
Dec. 31, 2025
Other assets and liabilities
Other assets and liabilities

11 Other assets and liabilities

	December 31, 2025				December 31, 2024
	Assets		Liabilities		Assets		Liabilities
(€ million)	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	791	81	827	146	874	88	1,921	153
Contract liabilities			788	520			552	655
Other Taxes	919	24	1,589	47	850	147	1,749	48
Other	2,233	2,734	835	2,677	1,938	3,776	827	3,593
	3,943	2,839	4,039	3,390	3,662	4,011	5,049	4,449

The fair value related to derivative financial instruments is disclosed in note 24 – Derivative financial instruments and hedge accounting.

Assets related to other taxes included VAT for €763 million, of which €746 million are current, and advances made in December (€847 million at December 31, 2024, of which current €711 million).

Other assets included: (i) tax credits current of €1,412 million (€1,210 million at December 31, 2024) and non-current of €1,570 million (€2,298 million at December 31, 2024) deriving from Italian tax measures to incentivize the renovation of residential buildings and energy savings; (ii) an asset of €550 million (€732 million at December 31,2024) recorded based on an agreement with an Italian operator to share past and expected environmental expenses incurred and fully provisioned by Eni at certain Italian industrial hub, under decommissioning, which were jointly operated in past years; (iii) underlifting positions of the Exploration & Production segment of €199 million (€318 million at December 31, 2024); (iv) non-current receivables from divestment activities for €169 million (€144 million at December 31, 2024); (v) gas volumes prepayments that were made in previous years due to take-or-pay obligations in relation to the Company's long-term supply contracts, whose underlying current portion Eni plans to recover within 12 months for €2 million and beyond 12 months for €85 million (€3 million and €295 respectively at December 31, 2024).

Contract liabilities included: (i) advances received from Società Oleodotti Meridionali SpA for the infrastructure upgrade of the crude oil transport system from Val d'Agri to the Taranto refinery for €496 million (€486 million at December 31, 2024); (ii) prepaid electronic fuel vouchers for €346 million (€331 million at December 31, 2024); (iii) advances received from customers for future gas supplies for €227 million (€65 million at December 31, 2024); (iv) advances received from Engie SA, relating to a long-term agreement for supplying natural gas and electricity for €44 million (€218 million at December 31, 2024), of which current for €12 million (€55 million at December 31, 2024).

Revenues recognized during the year related to contract liabilities stated at December 31, 2025, are indicated in note 29 – Revenues and other income.

Liabilities related to other current taxes include excise duties and consumer taxes for €811 million (€895 million at December 31, 2024) and VAT liabilities for €384 million (€405 million at December 31, 2024).

Other liabilities included: (i) non-current payables to factoring companies connected with the derecognition of tax credits deriving from Italian tax measures to incentivize the renovation of residential buildings and energy savings for €1,422 million (€2,104 million at December 31, 2024); (ii) current overlifting imbalances of the Exploration & Production segment for €267 million (€396 million at December 31, 2024); (iii) a put option recognized by Eni to EIP fund, which acquired a non-controlling interest of Plenitude, by subscribing a reserved capital increase of €588 million in March 2024 and a €209 million reserved capital increase in March 2025. The put option valorizes Eni’s commitment to repurchase at fair value enough shares of Plenitude held by EIP as required to pay down the financial debt incurred by EIP for the transaction. The book value of the put option is stated at the present value of Eni's maximum financial commitment equal to €541 million (€392 million as of December 31, 2024). The expiry date is 2027; (iv) the value of gas paid and undrawn by customers due to the triggering of the take-or-pay clause provided for by the relevant long-term contracts for €57 million is expected to be drawn beyond the next 12 months (€303 million at December 31, 2024); (v) payables related to investing activities for €49 million (€96 million at December 31, 2024).

Transactions with related parties are described in note 36 — Transactions with related parties.